City Holding Company (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
The following table presents the condensed balance sheets of City Holding Company, parent company only (in thousands):

	December 31
	2015	2014

Assets
Cash	$46,672	$12,521
Securities available-for-sale	3,273	3,212
Investment in subsidiaries	388,201	380,348
Deferred tax assets, net	1,569	1,436
Fixed assets	8	9
Other assets	3,290	16,629
Total Assets	$443,013	$414,155

Liabilities
Junior subordinated debentures	$16,495	$16,495
Dividends payable	6,376	6,062
Accrued interest payable	30	26
Other liabilities	840	719
Total Liabilities	23,741	23,302

Total Shareholders’ Equity	419,272	390,853
Total Liabilities and Shareholders’ Equity	$443,013	$414,155

Condensed Statements Of Comprehensive Income
The following table presents the condensed statements of comprehensive income of City Holding Company, parent company only (in thousands):

	Year Ended December 31
	2015	2014	2013

Income
Dividends from subsidiaries	$48,950	$46,050	$46,317
Investment securities gains	—	1,130	89
Other income	22	65	66
	48,972	47,245	46,472
Expenses
Interest expense	618	605	617
Other expenses	1,170	849	2,352
	1,788	1,454	2,969
Income Before Income Tax Benefit and Equity in Undistributed Net Income of Subsidiaries	47,184	45,791	43,503
Income tax benefit	(795)	(231)	(1,050)
Income Before Equity in Undistributed Net Income of Subsidiaries	47,979	46,022	44,553
Equity in undistributed net income of subsidiaries	6,118	6,940	3,662
Net Income	$54,097	$52,962	$48,215

Total Comprehensive Income	$54,424	$53,793	$44,647

Condensed Statements Of Cash Flows
The following table presents the condensed statements of cash flows of City Holding Company, parent company only (in thousands):

	Year Ended December 31
	2015	2014	2013
Operating Activities
Net income	$54,097	$52,962	$48,215
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains	—	(1,130)	(89)
Amortization and accretion	—	—	5
Stock based compensation	3	199	205
Depreciation	1	1	1
Change in other assets	13,338	(16,110)	1,656
Change in other liabilities	314	2,146	(236)
Equity in undistributed net income	(6,118)	(6,940)	(3,662)
Net Cash Provided by Operating Activities	61,635	31,128	46,095

Investing Activities
Proceeds from sales of available for sale securities	—	2,334	137
Return of capital	—	2,500	—
Acquisition of Community Financial Corporation	—	—	(12,708)
Net Cash Used in Investing Activities	—	4,834	(12,571)

Financing Activities
Dividends paid	(25,304)	(24,487)	(22,878)
Purchases of treasury stock	(7,055)	(27,957)	—
Exercise of stock options	2,979	580	3,428
Exercise of warrants	1,896	—	—
Net Cash Used in Financing Activities	(27,484)	(51,864)	(19,450)
Increase (decrease) in Cash and Cash Equivalents	34,151	(15,902)	14,074
Cash and cash equivalents at beginning of year	12,521	28,423	14,349
Cash and Cash Equivalents at End of Year	$46,672	$12,521	$28,423